Cover	Nov. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	PFSWEB INC
Entity Central Index Key	0001095315
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PFSW
Security Exchange Name	NASDAQ
Entity File Number	000-28275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2837058
Entity Address, Address Line One	505 MILLENNIUM DRIVE
Entity Address, City or Town	ALLEN
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75013
City Area Code	972
Local Phone Number	881-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false